LEASES - Maturity of operating lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
LEASES
2021	¥ 14,862
2022	13,405
2023	2,956
Total payments due	31,223
Less imputed interest	1,720
Operating lease liabilities	29,503	¥ 125,407		$ 4,522
Total rental expense for all operating leases			¥ 68,753
Total rental expense for all operating leases	¥ 58,831	¥ 71,287